Stock-Based Compensation	12 Months Ended
May 31, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-Based Compensation

NOTE H — STOCK-BASED COMPENSATION

Stock-based compensation represents the cost related to stock-based awards granted to our employees and directors; these awards include restricted stock, restricted stock units and SARs. We grant stock-based incentive awards to our employees and/or our directors under various share-based compensation plans. Plans that are active or provide for stock option grants or share-based payment awards include the Amended and Restated 2004 Omnibus Equity and Incentive Plan (the “2004 Omnibus Plan”) and the 2014 Omnibus Equity and Incentive Plan (the “2014 Omnibus Plan”), which includes provisions for grants of restricted stock, restricted stock units, performance stock, performance stock units and SARs.  Other plans, which provide for restricted stock grants only, include the 2003 Restricted Stock Plan for Directors (the “2003 Plan”) and the 2007 Restricted Stock Plan (the “2007 Plan”).

We measure stock-based compensation cost at the date of grant, based on the estimated fair value of the award. We recognize the cost as expense on a straight-line basis (net of estimated forfeitures) over the related vesting period.

The following table represents total stock-based compensation expense included in our Consolidated Statements of Income:

Year Ended May 31,	2017	2016	2015
(In thousands)
Selling, general and administrative expense	$32,541	$31,287	$31,741
Income tax (benefit)	(10,159)	(9,184)	(10,027)
Total stock-based compensation cost	$22,382	$22,103	$21,714

SARs

SARs are awards that allow our employees to receive shares of our common stock at a fixed price. We grant SARs at an exercise price equal to the stock price on the date of the grant. The fair value of SARs granted is estimated as of the date of grant using a Black-Scholes option-pricing model. The Black-Scholes option-pricing model was developed for use in estimating the fair value of traded options that have no vesting restrictions and are fully transferable. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The expected life of options granted is derived from the input of the option-pricing model and represents the period of time that options granted are expected to be outstanding. Expected volatility rates are based on historical volatility of shares of our common stock.

The following is a summary of our weighted-average assumptions related to SARs grants made during the last three fiscal years:

Year Ended May 31,	2017	2016	2015
Risk-free interest rate	1.5%	2.2%	2.3%
Expected life of option	7.0 yrs	7.0 yrs	7.5 yrs
Expected dividend yield	2.2%	2.2%	2.2%
Expected volatility rate	25.7%	25.6%	25.7%

The 2014 Omnibus Plan was approved by our stockholders on October 9, 2014.  The 2014 Omnibus Plan provides us with the flexibility to grant a wide variety of stock and stock-based awards, as well as dollar-denominated performance-based awards, and is intended to be the primary stock-based award program for covered employees. This plan replaces the 2004 Omnibus Plan, which expired under its own terms on October 7, 2014.  A wide variety of stock and stock-based awards, as well as dollar-denominated performance-based awards, may be granted under these plans. SARs are issued at fair value at the date of grant, have up to ten-year terms and have graded-vesting terms over four years. Compensation cost for these awards is recognized on a straight-line basis over the related vesting period. Currently all SARs outstanding are to be settled with stock. As of May 31, 2017, there were 3,055,000 SARs outstanding.

The following table summarizes option and share-based payment activity (including SARs) under these plans during the fiscal year ended May 31, 2017:

	2017
Share-Based Payments	Weighted Average Exercise Price	Number of Shares Under Option
(Shares in thousands)
Balance at June 1, 2016	$31.88	3,213
Options granted	50.99	600
Options exercised	19.21	(758)
Balance at May 31, 2017	38.77	3,055
Exercisable at May 31, 2017	$31.38	1,615

SARs	2017	2016	2015
(In millions, except per share amounts)
Weighted-average grant-date fair value per SAR	$10.90	$10.73	$10.63
Intrinsic value of options exercised	$26.5	$22.3	$7.5
Tax benefit from options exercised	$9.7	$8.1	$2.5
Fair value of SARS vested	$4.6	$4.0	$3.3

At May 31, 2017, the aggregate intrinsic value and weighted-average remaining contractual life of options outstanding was $47.2 million and 6.8 years respectively, while the aggregate intrinsic value and weighted-average remaining contractual life of options exercisable was $36.9 million and 5.6 years, respectively.

At May 31, 2017, the total unamortized stock-based compensation expense related to SARs that were previously granted was $10.1 million, which is expected to be recognized over 3.25 years.  We anticipate that approximately 1.4 million shares at a weighted-average exercise price of $47.06 and a weighted-average remaining contractual term of 8.2 years will ultimately vest under these plans.

Restricted Stock Plans

We also grant stock-based awards, which may be made in the form of restricted stock, restricted stock units, performance stock and performance stock units. These awards are granted to eligible employees or directors, and entitle the holder to shares of our common stock as the award vests. The fair value of the awards is determined and fixed based on the stock price at the date of grant. A description of our restricted stock plans follows.

Under the 2004 Omnibus Plan, a total of 12,000,000 shares of our common stock were subject to awards. Of the 12,000,000 shares of common stock issuable under the 2004 Omnibus Plan, up to 6,000,000 shares were subject to “full-value” awards such as restricted stock, restricted stock unit, performance stock and performance stock unit awards.

Under the 2014 Omnibus Plan, a total of 6,000,000 shares of our common stock may be subject to awards.  Of those issuable shares, up to 3,000,000 shares of common stock may be subject to “full-value” awards similar to those issued under the 2014 Omnibus Plan.

The following table summarizes the share-based performance-earned restricted stock (“PERS”) activity during the fiscal year ended May 31, 2017:

	Weighted-Average
	Grant-Date
	Fair Value	2017
(Shares in thousands)
Balance at June 1, 2016	$41.80	1,417
Shares granted	50.84	486
Shares forfeited	43.51	(13)
Shares vested	35.48	(476)
Balance at May 31, 2017	$47.02	1,414

The weighted-average grant-date fair value was $50.84, $45.79 and $44.28 for the fiscal years ended May 31, 2017, 2016 and 2015, respectively.  The restricted stock cliff vest after three years.  Nonvested restricted shares of common stock under the 2004 Omnibus Plan are eligible for dividend payments. At May 31, 2017, unamortized deferred compensation expense remaining totaled $27.1 million, of which $1.6 million and $25.5 million was associated with the 2004 and 2014 plans, respectively. The remaining amount is being amortized over the applicable vesting period for each participant.

On October 7, 2010, our Compensation Committee approved contingent awards of Performance Contingent Restricted Stock, (“PCRS”), for certain executives.  During October 2010, 680,000 shares were granted at a weighted-average grant-date price of $20.73.  Additional grants were made in July 2011, June 2012 and July 2012, totaling 115,000 shares, 10,000 shares and 50,000 shares, respectively, and were granted at a weighted-average grant-date price of $22.16, $25.76 and $25.87, respectively.  The awards are contingent upon the level of attainment of performance goals for the three-year and five-year periods from June 1, 2010 ending May 31, 2013, and from June 1, 2010 ending May 31, 2015, respectively.  Compensation cost for these awards is recognized on a straight-line basis over the related performance period, with consideration given to the probability of attaining the performance goals.

On July 31, 2015, our Compensation Committee approved contingent awards of PCRS, (the “2015 PCRS”), for certain executives.  During July 2015, 329,000 shares were granted at a weighted-average grant-date price of $46.87.  The awards are contingent upon the level of attainment of performance goals for the three-year performance period from June 1, 2015 ending May 31, 2018.  Vesting of 67% of the 2015 PCRS relates to an increase in EBIT for the period, and vesting of the remaining 33% relates to an increase in EBIT margin for the period.  Compensation cost for these awards is recognized on a straight-line basis over the related performance period, with consideration given to the probability of attaining the performance goals.  As of May 31, 2017, there were 324,000 2015 PCRS shares outstanding and $2.6 million unamortized stock-based compensation expense assuming attaining 46% of the goal.

The 2003 Plan was approved on October 10, 2003 by our stockholders, and was established primarily for the purpose of recruiting and retaining directors, and to align the interests of directors with the interests of our stockholders. Only directors who are not our employees are eligible to participate. Under the 2003 Plan, up to 500,000 shares of our common stock may be awarded, with awards cliff vesting over a three-year period.  The following table summarizes the share-based activity under the 2003 Plan during fiscal 2017:

	Weighted-Average
	Grant-Date
	Fair Value	2017
(Shares in thousands)
Balance at June 1, 2016	$41.51	86
Shares granted to Directors	50.61	24
Shares vested	39.23	(40)
Balance at May 31, 2017	$45.92	70

The weighted-average grant-date fair value was $50.61, $43.71 and $43.89 for the fiscal years ended May 31, 2017, 2016 and 2015, respectively.  Unamortized deferred compensation expense relating to restricted stock grants for directors of $1.5 million at May 31, 2017, is being amortized over the applicable remaining vesting period for each director. Nonvested restricted shares of common stock under the 2003 Plan are eligible for dividend payments.  As of May 31, 2017, there were 77,350 shares available for future grant.

During fiscal 2017, a total of 48,041 shares were awarded under the 2007 Plan and the 2014 Omnibus Plan to certain employees as supplemental retirement benefits, generally subject to forfeiture.  The shares vest upon the latter of attainment of age 55 and the fifth anniversary of the May 31st immediately preceding the date of the grant.  The following table sets forth such awards for the year ended May 31, 2017:

	Weighted-Average
	Grant-Date
	Fair Value	2017
(Shares in thousands)
Balance at June 1, 2016	$23.27	793
Shares granted	50.99	48
Shares exercised	21.06	(39)
Balance at May 31, 2017	$25.04	802

The weighted-average grant-date fair value was $50.99, $46.63 and $44.60 for the fiscal years ended May 31, 2017, 2016 and 2015, respectively.  As of May 31, 2017, no shares remain available for future grant under the 2007 Plan, and future issuances of shares as supplemental retirement benefits are intended to be made under the 2014 Omnibus Plan. At May 31, 2017, unamortized stock-based compensation expense of $4.9 million, $0.5 million and $25.5 million relating to the 2007 Plan, the Restricted Stock Units and the 2014 Omnibus Plan, respectively, are being amortized over the applicable vesting period associated with each participant.

The following table summarizes the activity for all nonvested restricted shares during the year ended May 31, 2017:

	Weighted-Average
	Grant-Date Fair	Number of
(Shares in thousands)	Value	Shares
Balance at June 1, 2016	$39.07	2,356
Granted	50.84	558
Vested	33.75	(602)
Forfeited	43.51	(12)
Balance at May 31, 2017	$43.32	2,300

The remaining weighted-average contractual term of nonvested restricted shares at May 31, 2017 is the same as the period over which the remaining cost of the awards will be recognized, which is approximately 3.3 years. The fair value of the nonvested restricted share awards have been calculated using the market value of the shares on the date of issuance. For the years ended May 31, 2017, 2016 and 2015, the weighted-average grant-date fair value for restricted share grants was $50.84, $46.17 and $44.29, respectively. The total fair value of shares that vested during the years ended May 31, 2017, 2016 and 2015 was $20.3 million, $34.2 million and $14.7 million, respectively. We anticipate that approximately 1.9 million shares at a weighted-average grant-date fair value of $43.32 and a weighted-average remaining contractual term of 3.3 years will ultimately vest, based upon the unique terms and participants of each plan.  Approximately 263,857 shares of restricted stock were vested at May 31, 2017, with 310,238 restricted shares vested as of May 31, 2016. The total intrinsic value of restricted shares converted during the years ended May 31, 2017, 2016 and 2015 was $9.0 million, $32.3 million and $13.9 million, respectively.

Total unrecognized compensation cost related to all nonvested awards of restricted shares of common stock was $37.7 million as of May 31, 2017. That cost is expected to be recognized over a weighted-average period of 3.3 years. We did not receive any cash from employees as a result of employee vesting and release of restricted shares for the year ended May 31, 2017.